CONSOLIDATED STATEMENTS OF CONDITION - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015
Assets
Cash And Due From Banks	$ 362,394		$ 363,674
Money market investments:
Securities purchased under agreements to resell	23,637		96,338
Time deposits with other banks	2,866,580		2,083,754
Total money market investments	2,890,217		2,180,092
Trading account securities, at fair value:
Pledged securities with creditors right to repledge	11,486		19,506
Other trading securities	48,319		52,153
Investment securities available-for-sale, at fair value:
Pledged securities with creditors right to repledge	491,843		739,045
Other investment securities available-for-sale	7,717,963		5,323,947
Investment securities held-to-maturity, at amortized cost (fair value 2016 - $75,576; 2015 - $82,889)	98,101	[1]	100,903	[2]
Other investment securities, at lower of cost or realizable value (realizable value 2016 - $170,890; 2015 - $175,291)	167,818		172,248
Loans held-for-sale, at lower of cost or fair value	88,821		137,000
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC	22,895,172		22,453,813
Loans covered under loss-sharing agreements with the FDIC	572,878		646,115
Less - Unearned income	121,425		107,698
Allowance for loan losses	540,651		537,111
Total loans held-in-portfolio, net	22,805,974		22,455,119
FDIC loss-share asset	69,334		310,221
Premises and equipment, net	543,981		502,611
Accrued income receivable	138,042		124,234
Mortgage servicing assets, at fair value	196,889		211,405
Other Assets	2,145,510		2,193,162
Goodwill	627,294		626,388
Other intangible assets	45,050		58,109
Total assets	38,661,609		35,761,733
Deposits:
Non-interest bearing	6,980,443		6,401,515
Interest bearing	23,515,781		20,808,208
Total deposits	30,496,224		27,209,723
Federal funds purchased and assets sold under agreements to repurchase	479,425		762,145
Other short-term borrowings	1,200		1,200
Notes payable	1,574,852		1,662,508
Other liabilities	911,951		1,019,018
Liabilities from discontinued operations	0		1,815
Total liabilities	33,463,652		30,656,409
Stockholders' equity:
Preferred stock, 30,000,000 shares authorized; 2,006,391shares issued and outstanding	50,160		50,160
Common stock, $0.01 par value; 170,000,000 shares authorized; 104,058,684 shares issued (2015 - 103,816,185) and 103,790,932 shares outstanding (2015 - 103,618,976)	1,040		1,038
Surplus	4,255,022		4,229,156
Retained earnings	1,220,307		1,087,957
Treasury stock - at cost, 267,752 shares (2015 - 197,209)	(8,286)		(6,101)
Accumulated other comprehensive loss, net of tax	(320,286)		(256,886)
Total stockholders' equity	5,197,957		5,105,324
Total liabilities and stockholders' equity	38,661,609		35,761,733
Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned	180,445		155,231
Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Loans covered under loss-sharing agreements with the FDIC	572,878	[3]	646,115	[4]
Other real estate owned	$ 32,128		$ 36,685

[1]	Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[2]	Includes $57.2 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[3]	Includes $337 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[4]	Includes $386 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.